CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 153,471,326	$ 158,357,491
Right of use assets	1,050,539	603,627
Intangible assets	469,883	563,115
Investments	10,234	10,234
Goodwill	102,078	102,078
Inventories	6,380,105	6,007,382
Other receivables	1,121,129	1,354,095
Total non-current assets	162,605,294	166,998,022
Current assets
Inventories	20,403,999	16,941,790
Other receivables	5,850,038	2,319,694
Trade accounts receivable	9,123,172	7,715,417
Investments	4,246,309	9,623,400
Cash and banks	664,605	644,244
Total current assets	40,288,123	37,244,545
Total assets	202,893,417	204,242,567
SHAREHOLDERS’ EQUITY AND LIABILITIES
Capital stock and other capital related accounts	37,940,831	39,674,985
Reserves	75,872,906	88,414,368
Retained earnings	1,938,676	12,828,735
Equity attributable to owners of the parent company	115,752,413	140,918,088
Non-controlling interest	194,824	326,621
Total shareholders’ equity	115,947,237	141,244,709
Non-current liabilities
Borrowings	9,879,689	776,668
Lease liabilities	783,235	458,118
Provisions	1,307,151	1,105,123
Salaries and social security contributions	94,505	98,453
Other liabilities	164,250	277,838
Deferred tax liabilities	32,970,160	27,878,723
Total non-current liabilities	45,198,990	30,594,923
Current liabilities
Borrowings	10,890,674	4,114,872
Lease liabilities	282,325	154,943
Accounts payable	17,699,400	15,342,446
Advances from customers	1,761,297	1,999,501
Salaries and social security contributions	4,446,365	3,963,004
Tax liabilities	2,915,074	6,516,634
Other liabilities	3,752,055	311,535
Total current liabilities	41,747,190	32,402,935
Total liabilities	86,946,180	62,997,858
Total shareholders’ equity and liabilities	$ 202,893,417	$ 204,242,567